Segment Reporting - Schedule of Geographical Information of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenues	$ 55,851,858	$ 28,949,873	$ 49,097,436
Singapore
Segment Reporting Information [Line Items]
Total revenues	4,948,657	13,741,100	21,991,563
USA
Segment Reporting Information [Line Items]
Total revenues	5,997,336
Marshall Islands
Segment Reporting Information [Line Items]
Total revenues	11,550,664	10,855,355	23,470,371
United Arab Emirates
Segment Reporting Information [Line Items]
Total revenues	6,890,498
Germany
Segment Reporting Information [Line Items]
Total revenues	8,075,520
Switzerland
Segment Reporting Information [Line Items]
Total revenues	8,790,159
Other
Segment Reporting Information [Line Items]
Total revenues	$ 9,599,024	$ 4,353,418	$ 3,635,502